Financial assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets and liabilities
Financial assets	€ 41,706	€ 90,014	€ 102,972
Financial liabilities	91,784	63,760	27,701
Financial assets, at fair value	41,706	90,014	102,972
Financial liabilities, at fair value	92,594	63,760	27,701
Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	81,518	53,884	27,701
Financial liabilities carried at fair value through profit or loss
Financial assets and liabilities
Financial liabilities	10,265	9,876
Long-term debt
Financial assets and liabilities
Financial liabilities	32,181	28,663	8,837
Financial liabilities, at fair value	29,701	28,663	8,837
Long-term debt | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	32,181	28,663	8,837
Derivative instruments
Financial assets and liabilities
Financial liabilities	10,265	9,876
Financial liabilities, at fair value	10,265	9,876
Derivative instruments | Financial liabilities carried at fair value through profit or loss
Financial assets and liabilities
Financial liabilities	10,265	9,876
Royalty certificates liabilities
Financial assets and liabilities
Financial liabilities	6,327
Financial liabilities, at fair value	9,617
Royalty certificates liabilities | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	6,327
Short-term debt
Financial assets and liabilities
Financial liabilities	5,308	5,851	1,282
Financial liabilities, at fair value	5,308	5,851	1,282
Short-term debt | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	5,308	5,851	1,282
Trade payables
Financial assets and liabilities
Financial liabilities	37,679	19,359	14,602
Financial liabilities, at fair value	37,679	19,359	14,602
Trade payables | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	37,679	19,359	14,602
Other miscellaneous payables
Financial assets and liabilities
Financial liabilities	23	12	2,979
Financial liabilities, at fair value	23	12	2,979
Other miscellaneous payables | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	23	12	2,979
Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	41,706	90,014	94,143
Financial assets carried at fair value through profit or loss
Financial assets and liabilities
Financial assets			8,829
Long-term accrued income
Financial assets and liabilities
Financial assets		65	92
Financial assets, at fair value		65	92
Long-term accrued income | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets		65	92
Long-term deposit accounts
Financial assets and liabilities
Financial assets	9,000	700	1,745
Financial assets, at fair value	9,000	700	1,745
Long-term deposit accounts | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	9,000	700	1,745
Long-term security deposits
Financial assets and liabilities
Financial assets	8	8	8
Financial assets, at fair value	8	8	8
Long-term security deposits | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	8	8	8
Advance payment
Financial assets and liabilities
Financial assets	1,047	895	689
Financial assets, at fair value	1,047	895	689
Advance payment | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	1,047	895	689
Current accrued income
Financial assets and liabilities
Financial assets		117
Financial assets, at fair value		117
Current accrued income | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets		117
Short-term deposit accounts
Financial assets and liabilities
Financial assets	70	1,048	8,829
Financial assets, at fair value	70	1,048	8,829
Short-term deposit accounts | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	70	1,048
Short-term deposit accounts | Financial assets carried at fair value through profit or loss
Financial assets and liabilities
Financial assets			8,829
Trade receivables
Financial assets and liabilities
Financial assets	3,807		4,000
Financial assets, at fair value	3,807		4,000
Trade receivables | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	3,807		4,000
Other receivables
Financial assets and liabilities
Financial assets	857	444	1,055
Financial assets, at fair value	857	444	1,055
Other receivables | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	857	444	1,055
Cash and cash equivalents
Financial assets and liabilities
Financial assets	26,918	86,736	86,553
Financial assets, at fair value	26,918	86,736	86,553
Cash and cash equivalents | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	€ 26,918	€ 86,736	€ 86,553